EMPLOYEE BENEFITS - Narrative (Details)				12 Months Ended
		Aug. 01, 2022 shares $ / shares	Jul. 18, 2014	Dec. 31, 2022 USD ($) shares $ / shares	Dec. 31, 2021 USD ($) shares $ / shares	Dec. 31, 2020 shares $ / shares	Mar. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted during the year (in shares)				0	0
Par value per share (in usd per share) | $ / shares				$ 1.20
Net deferred tax assets | $				$ 35,283,000	$ 57,115,000
Expected dividend yield				0.00%
Share repurchased (in shares)	[1]			46,500	27,000
Shares delivered under the plan (in shares)	[1]			39,136	7,453
Share-based compensation plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Net deferred tax assets | $				$ 13,048,000	$ 30,788,000
Stock Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price (in usd per share) | $ / shares				$ 209.95	$ 251.18
SEU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting term				4 years
Percentage of shares awarded by grant type				60.00%
Stock units granted percentage				50.00%
Granted during the year (in shares)				61,072	0
Number of other equity instruments (in shares)				57,779	0	0
SEU | Tranche One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage				25.00%
SEU | Tranche Two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage				25.00%
SEU | Tranche Three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage				25.00%
SEU | Tranche Four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage				25.00%
PSEU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of shares awarded by grant type				40.00%
Stock units granted percentage				50.00%
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted during the year (in shares)				801,041	168,669	309,384
Issued during the year (in usd per share) | $ / shares				$ 122.29	$ 89.18	$ 59.37
Number of other equity instruments (in shares)				1,089,727	579,492	664,345
2014 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards to be converted into ordinary shares on exercise (in shares)				1
Amount paid or payable to recipients on option exercised | $				$ 0
Minimum term				10 years
Options granted during the year (in shares)				61,072	0
2014 Plan | Stock Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting term			4 years
2014 Plan | Stock Options | Tranche One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage			25.00%
2014 Plan | Stock Options | Tranche Two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage			25.00%
2014 Plan | Stock Options | Tranche Three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage			25.00%
2014 Plan | Stock Options | Tranche Four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage			25.00%
2014 Plan | RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards to be converted into ordinary shares on exercise (in shares)				1
Stock units granted percentage		50.00%		50.00%
Par value per share (in usd per share) | $ / shares				$ 1.20	$ 1.20
2014 Plan | RSUs | Tranche One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued during the year (in usd per share) | $ / shares		$ 420
2014 Plan | RSUs | Tranche Two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued during the year (in usd per share) | $ / shares		$ 42
2014 Plan | PRSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock units granted percentage		50.00%		50.00%
2014 Plan | RSU and PRSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted during the year (in shares)		600,000		199,825
Number of other equity instruments (in shares)				597,521
2014 Plan | RSU and PRSU | Tranche One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage				25.00%
2014 Plan | RSU and PRSU | Tranche Two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage				25.00%
2014 Plan | RSU and PRSU | Tranche Three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage				25.00%
2014 Plan | RSU and PRSU | Tranche Four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage				25.00%
ESPP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Minimum percentage of common share price over fair market value on the first trading of the offering period							90.00%
Share repurchased (in shares)				(46,500)	(27,000)
Shares delivered under the plan (in shares)				39,136	7,453

[1]	All shares are issued, authorized and fully paid. Each share is issued at a nominal value of $1.20 per share and entitles to one vote.